Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	TDG
Entity Registrant Name	TRANSDIGM GROUP INC
Entity Central Index Key	0001260221